Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Rental Payments on Operating Leases

The Company leases certain facilities and equipment under operating leases. Most leases contain renewal options for varying periods. Future minimum rental payments on such operating leases at December 31, 2012 are as follows:

(Dollar amounts in thousands)	Unrelated parties	Related party	Minimum future rentals
2013	$806	$3,858	$4,664
2014	636	3,973	4,609
2015	484	1,001	1,485
2016	314	—	314
2017 and thereafter	118	—	118

	$2,358	$8,832	$11,190